SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2006
Date of reporting period: November 30, 2005

(Graphic Omitted)

Amana Mutual Funds Trust

Growth; Income

1300 N. State Street
Bellingham, WA 98225
www.amanafunds.com
888 / 73-AMANA

Semi-Annual Report	November 30, 2005

REPORT TO STOCKHOLDERS

INCOME FUND • GROWTH FUND	SEMI-ANNUAL
REPORT
November 30, 2005

Fellow Shareowners:

The Amana Funds did very well for the six months ending November 30th and for the entire year 2005. For the Trust’s semi-annual period ended November 30, 2005, the S&P 500 Index gained 5.9% and the NASDAQ Composite Index gained 8.4%. Most market indices also advanced for the full 2005 year. For example, the S&P 500 gained 4.9% and the Dow Jones Islamic Index (US) appreciated 5.2% [dividends omitted]. Long-term stock market investors continue to be rewarded.

The Amana Funds have performed far better than most market indices, as they have for several years. However, we simply must caution shareowners that our exceptional results may not continue in the future.

Amana Income Fund gained 9.6% for the first six months of its fiscal year, ended November 30, 2005. Our main investment sectors - utilities, energy, and cyclicals - all gave us excellent returns as world prices for commodities, including hyrdocarbons, rose.

Amana Growth Fund jumped 14.1% for the first six months of its fiscal year ended November 30, 2005. The Fund’s concentrations in the health and technology sectors, which we believe have excellent long-term prospects, helped results.

As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. We invest globally, using ADR’s and US-traded shares to increase international exposure. Currently over $196 million is invested in more than 10,000 shareowner accounts through the two Amana mutual Funds, up from $77 million one year ago. Your Board is pleased with Amana’s years of successful Islamic investment leadership and the Trust’s growth and solid investment reputation. Increased assets are reducing Fund expense ratios: for the six months ended November 30th, the Amana Growth Fund’s expense ratio (annualized) dropped to 1.44% and the Amana Income Fund’s decreased to 1.52%. The low portfolio turnover ratios and the waiver of all portfolio brokerage commissions continue.

If you have questions or need investment help, please call Saturna Capital at 888/73-AMANA. Since 1989, Saturna Capital has worked on improving our services to you.
Further information about Fund operations for the first half of the fiscal year (unaudited) is found on the following pages.

Respectfully,
Nicholas Kaiser, President	Talat Othman , Chairman

January 5, 2006

Average Annual Returns*	1 year	5 years	10 years

Amana Income Fund	12.15%	5.36%	8.88%
Amana Growth Fund	20.20%	4.80%	11.99%
*for years ended 12/30/2005

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Mutual Fund performance changes over time and currently may be significantly lower than stated. Recent performance is published online at each month’s end. Please visit amanaFunds.com or call Saturna Capital for current performance figures. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any. Share price, yield and return will vary and you may have a gain or loss when you sell your shares.

November 30, 2005 Semi-Annual Report	2

Morningstar Rating™

Amana Growth Fund	Amana Income Fund
Overall (5 star graphic omitted)	Overall (4 star graphic omitted)
3 Years (5 star graphic omitted)	3 Years (5 star graphic omitted)
5 Years (5 star graphic omitted)	5 Years (4 star graphic omitted)
10 Years (5 star graphic omitted)	10 Years (3 star graphic omitted)

Source: Morningstar for 12/30/05. Past performance does not guarantee future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. Amana Growth was rated against the following numbers of Large Growth funds over the following time periods: 1014 funds in the last 3 years, 1065 funds in the last 5 years and 370 funds in the last 10 years. With respect to these Large Growth funds, Amana Growth received Morningstar Ratings of 5 stars for the 3-year, 5-year, 10-year and Overall periods. Amana Income was rated agaist the following numbers of Large Value funds over the following time periods: 1353 funds in the last 3 years, 697 funds in the last five years and 333 funds in the last 10 years. With respect to these Large Value funds, Amana Income received Morningstar Ratings of 5 stars for the 3-year period, 4 stars for the 5-year period, 3 stars for the 10-year period and 4 stars Overall.

INVESTMENTS		Income Fund
			As of November 30, 2005
	Number of		Market	Percentage
Issue	Shares	Cost	Value	Of Assets

COMMON STOCKS

Automotive
Genuine Parts	21,000	$803,684	$930,510	1.8
Nissan Motor ADR	35,000	776,923	717,850	1.4
	SUB-TOTAL	1,580,607	1,648,360	3.2
Building
Hanson plc ADS	25,000	984,040	1,280,000	2.4
Plum Creek Timber	25,000	729,345	974,000	1.8
Weyerhaeuser	20,000	1,303,161	1,326,200	2.5
	SUB-TOTAL	3,016,546	3,580,200	6.7
Chemicals
BASF AG ADS	13,000	912,040	954,200	1.8
RPM	25,390	182,267	472,254	0.9
	SUB-TOTAL	1,094,307	1,426,454	2.7

Computer Software
Microsoft	30,000	827,500	830,400	1.6

Cosmetics < /td>
Procter & Gamble	11,700	628,080	669,123	1.3

Diversified Operations
3m	15,000	1,140,900	1,177,200	2.2

Energy
BP plc ADR	22,382	$858,774	$1,473,631	2.8

(Continued on next page.)

3	November 30, 2005 Semi-Annual Report,

Income Fund			INVESTMENTS
	Number of		Market	Percentage
Issue	Shares	Cost	Value	Of Assets
Conoco Phillips	10,000	$299,935	$605,100	1.2
EnCana	25,000	311,371	1,108,000	2.1
Exxon Mobil	25,200	469,081	1,462,356	2.8
USEC	80,000	741,526	880,000	1.7
	SUB-TOTAL	2,680,687	5,529,087	10.6

Food Production
Kellogg	20,000	883,203	881,400	1.7

Machinery
Manitowoc	17,250	95,638	864,225	1.6

Medical
Abbott Laboratories	12,500	509,967	471,375	0.9
Bristol-Myers Squibb	36,000	632,682	777,240	1.5
GlaxoSmithKline plc ADR	12,000	608,075	594,840	1.1
Lily (Eli)	14,000	886,418	707,000	1.3
Pfizer	42,000	985,280	890,400	1.7
Wyeth	22,000	482,081	914,320	1.7
	SUB-TOTAL	4,104,403	4,355,175	8.2
Mining
BHP Billiton Ltd. ADS	35,000	913,526	1,125,950	2.1
Fording Canadian Coal Trust	41,052	325,735	1,627,301	3.1
Phelps Dodge	6,500	639,865	881,855	1.7
Rio Tinto plc ADS	9,000	521,085	1,466,010	2.8
	SUB-TOTAL	2,400,211	5,101,116	9.7

Protection-Safety Equipment
Diebold	10,000	491,019	388,600	0.7

Publishing
Dow Jones & Co.	11,000	402,340	375,210	0.7
McGraw-Hill	24,000	842,016	1,273,200	2.4
	SUB-TOTAL	1,244,356	1,648,410	3.1

Real Estate
Duke Realty	30,000	748,593	1,020,000	1.9
Shurgard Storage Centers	20,000	526,956	1,170,400	2.2
	SUB-TOTAL	1,275,549	2,190,400	4.1
Steel
Nucor	11,000	698,500	737,800	1.4
United States Steel	30,000	71,343	1,428,000	2.7
Worthington Industries	25,000	439,740	507,250	1.0
	SUB-TOTAL	1,929,583	2,673,130	5.1

Telecommunications
BCE	30,000	$541,105	$711,600	1.3

(Continued next page)

November 30, 2005 Semi-Annual Report,	4

Income Fund			INVESTMENTS
	Number of		Market	Percentage
Issue	Shares	Cost	Value	Of Assets

Telecom Corp New Zealand ADS	15,000	$520,190	$484,800	0.9
Telefonica SA ADS	30,000	382,538	1,326,600	2.5
Telus	26,000	659,732	999,960	1.9
	SUBTOTAL	2,103,565	3,522,960	6.6
Tools
Regal-Beloit	25,000	631,199	882,250	1.7

Transportation
Burlington Northern Santa Fe	22,000	734,225	1,455,960	2.8
Canadian Pacific Railway Ltd.	23,000	400,426	992,220	1.9
United Parcel Service- Class B	14,000	1,004,136	1,090,600	2.1
	SUBTOTAL	2,140,785	3,538,780	6.8
Utilities-Gas & Electric
Avista	46,000	886,351	811,900	1.5
Duke Energy	33,000	889,029	886,380	1.7
FPL Group	31,000	792,579	1,314,090	2.5
IDACORP	25,000	691,806	712,750	1.4
National Fuel Gas	32,000	886,138	1,032,000	2.0
NiSource	34,000	697,862	732,020	1.4
Piedmont Natural Gas	30,000	366,056	704,700	1.3
Puget Energy	30,000	683,261	621,300	1.2
Sempra Energy	22,300	501,563	980,085	1.9
	SUBTOTAL	6,394,645	7,795,225	14.9

TOTAL INVESTMENTS		$34,662,883	$48,702,495	92.5
Other Assets (net of liabilities)			3,945,055	7.5
TOTAL NET ASSETS			$52,647,550	100.0

ADS = American Depositary Share ADR = American Depositary Receipt

Top Ten Stocks as of November 30, 2005		Top Five Industries as of November 30,2005
% of Fund's net assets		% of Fund's net assets
Fording Coal	3.1	Utilities	14.9
BP plc ADS	2.8	Energy	10.6
Rio Tinto plc ADS	2.8	Mining	9.7
Exxon Mobil	2.8	Medical	8.2
Burlinton Northern Santa Fe	2.8	Transportation	6.8
United States Steel	2.7
Telefonica SA ADS	2.5
Weyerheuser	2.5
FPL Group	2.5
Hanson plc ADS	2.4

November 30, 2005 Semi-Annual Report,	5

Income Fund				FINANCIAL HIGHLIGHTS
Selected data per share of capital stock outstanding throughout each period:

	Six months ended			For Year Ended May 31,
	Nov. 30, 2005	2005	2004	2003	2002	2001
Net asset value at beginning of period	$21.42	$17.50	$15.07	$16.63	$18.62	$18.39
Income from investment operations
Net investment income	0.19	0.23*	0.28	0.19	0.15	0.17
Net gains or losses on securities (both realized and unrealized)	1.87	3.93	2.43	(1.55)	(1.99)	0.23
Total from investment operations	2.06	4.16	2.71	(1.36)	(1.84)	0.40
Less distributions
Dividends (from net investment income)	-	(0.24)	(0.28)	(0.20)	(0.15)	(0.17)

Total distributions	-	(0.24)	(0.28)	(0.20)	(0.15)	(0.17)
Paid in capital	0.00**	0.00**	-	-	-	-
Net asset value at end of period	$23.48	$21.42	$17.50	$15.07	$16.63	$18.62

Total return	9.62%	23.76%	17.99%	(8.15)%	(9.88)%	2.17%

Ratios / Supplemental Data
Net assets ($000), end of period	$52,648	$40,842	$24,761	$19,410	$20,878	$23,237
Ratio of gross expenses to average net assets
Before custodian fee waiver	0.76%	1.61%	1.72%	1.89%	1.71%	1.57%
After custodian fee waiver	0.76%	1.60%	1.71%	1.87%	1.70%	1.56%
Ratio of net investment income to average net assets	0.84%	1.26%	1.71%	1.36%	0.89%	0.89%

Portfolio turnover rate	6%	9%	3%	5%	8%	8%
	*Calculated using average shares outstanding. **Amount is less than $0.01

STATEMENT OF ASSETS AND LIABILITIES		Income Fund

As of November 30, 2005

Assets
Common stocks (cost $34,662,883)	$48,702,495
Cash	3,800,645
Dividends receivable	199,816
Insurance reserve premium	2,529
Total Assets		$52,705,485

Liabilities
Payable to affiliate	57,935
Total liabilities		57,935

Net Assets		$52,647,550

Fund shares outstanding		2,242,648

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	37,570,056
Accumulated net realized gain on investments	1,037,882
Unrealized net appreciation on investments	14,039,612
Net Assets applicable to fund shares outstanding		$52,647,550

Net Asset Value, Offering and Redemption price per share		$23.48

(The accompanying notes are an integral part of these financial statements)

6	November 30, 2005 Semi-Annual Report,

Income Fund	STATEMENT OF OPERATIONS

		Semi-Annual period ended November 30, 2005
Investment income
Dividends (net of foreign taxes of $29,722)		$732,282
Miscellaneous income		460
	Gross investment income		$732,742

Expenses
Investment adviser and administration fees		218,052
Distribution fees		52,183
Shareowner servicing fees		29,607
Porfessional fees		12,302
Filing and registration		11,303
Other expenses		10,769
Chief Compliance Officer expenses		6,467
Printing and postage		5,108
Custodian fees		2,716
Total gross expenses		348,507
Less custodian fees waived		(2,064)
Net expenses			346,443
	Net investment income		386,299

Net realized gain on investments
Proceeds from sales		2,394,517
Less cost of securities sold (based on identified cost)		1,011,240
	Realized net gain		1,383,277

Unrealized gain on investments
End of period		14,039,612
Beginning of period		11,778,286
Increase in unrealized gain for the period			2,261,326
	Net realized and unrealized gain on investments		3,644,603

Net increase in net assets resulting from operations			$4,030,902

STATEMENT OF CHANGES IN NET ASSETS	Income Fund
	Six months ended November 30, 2005	Year ended May 31,2005
INCREASE IN NET ASSETS
From operations
Net investment income	$386,299	$409,725
Net realized gain on investments	1,383,277	794,515
Net increase in unrealized appreciation	2,261,326	4,950,349
Net increase in net assets	4,030,902	6,154,589

Dividends to shareowners from
Net investment income	-	(417,482)
	-	(417,482)

Fund share transactions
Proceeds from sales of shares	12,973,114	18,805,680
Value of shares issued in reinvestment of dividends	-	408,201
	12,973,114	19,213,881
Early redemption penalties retained	793	1066
Cost of shares redeemed	(5,199,456)	(8,870,807)
Net increase in net assets from share transactions	7,774,451	10,344,140
Total increase in net assets	11,805,353	16,081,247

NET ASSETS
Beginning of period	40,842,197	24,760,950
End of period	$52,645,550	$40,842,197

Shares of the fund sold and redeemed
Number of shares sold	563,150	907,878
Number of shares issued in reinvestment of dividends	-	19,130
	563,150	927,008
Number of shares redeemed	(227,661)	(435,112)
Net increase in number of shares outstanding	335,539	491,896

(The accompanying notes are an integral part of these financial statements)

November 30, 2005 Semi-Annual Report,	7

EXPENSES	Income Fund

As an Amana Income Fund shareowner, you incur ongoing costs, including management fees; distribution (or service) 12b-1 fees; and other Fund expenses. Unlike with many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. To discourage speculation, a penalty applies to redemption of shares held less than 30 days. You may also incur charges related to extra services requested by you for your account.

EXAMPLE
The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire period [Tuesday, June 1, 2005 to Wednesday, November 30, 2005].

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Amana Fund investments in Saturna Capital IRAs, ESAs, or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees or penalties, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different Funds.

	Beginning Account Value [Wednesday, June 1, 2005]	Ending Account Value [Wednesday, November 30, 2005]	Expenses Paid During Period*
Actual (9.62% return after expenses)	$1,000.00	$1,096.20	$7.98
Hypothetical (5% return before expenses)	$1,000.00	$1,034.80	$7.88

* Expenses are equal to Amana Income Fund’s annualized expense ratio of 1.52% (based on the most recent semi-annual period of June 1, 2005 through November 30, 2005), multiplied by the average account value of $1,048.10 over the period, multiplied by 183/365 (to reflect the one-half year period).

8	November 30, 2005 Semi-Annual Report,

INVESTMENTS		Growth Fund
			As of November 30, 2005
	Number of		Market	Percentage
Issue	Shares	Cost	Value	Of Assets

COMMON STOCKS (92.3%)

Automotive
Genuine Parts	30,000	$1,248,236	$1,329,300	1.1
Nissan Motor ADR	80,000	1,545,519	1,640,800	1.4
Toyota Motor ADS	21,000	1,632,046	2,031,750	1.7
	SUB-TOTAL	4,425,801	5,001,850	4.2

Building
Building Materials Holding	16,000	173,782	1,317,280	1.1
Fastenal	50,000	1,726,837	1,985,000	1.7
Lowe's Companies	30,000	1,651,649	2,024,400	1.7
	SUB-TOTAL	3,552,268	5,326,680	4.5
Chemicals
Clorox	23,000	1,289,030	1,247,750	1.1
Hercules*	30,000	392,823	352,800	0.3
	SUB-TOTAL	1,681,853	1,600,550	1.4

Computer Hardware
3Com*	55,000	286,089	198,550	0.2
Advanced Digital Information*	65,000	378,689	682,500	0.6
Advanced Micro Devices*	85,000	1,507,723	2,225,300	1.9
Apple Computer*	72,000	1,005,927	4,883,040	4.2
Cree Research*	20,000	514,709	536,600	0.4
Freescale Semiconductor*	50,000	1,204,042	1,290,000	1.1
Hewlett-Packard	62,000	1,620,476	1,839,540	1.6
International Business Machines	15,000	1,150,280	1,333,500	1.1
Symbol Technologies	31,000	323,470	354,330	0.3
Taiwan Semiconductor ADS	160,873	1,333,641	1,541,163	1.8
	SUB-TOTAL	9,325,046	14,884,523	12.7

Computer Software
Adobe Systems*	52,000	750,032	1,695,720	1.4
Business Objects SA ADS*	70,000	1,837,126	2,781,800	2.4
Intuit*	30,000	1,004,849	1,607,100	1.4
Macromedia*	32,000	1,069,646	1,435,520	1.2
	SUB-TOTAL	4,661,653	7,520,140	6.4

Electronics
Agilent Technologies*	42,000	1,389,110	1,497,720	1.3
Canon ADS	40,000	1,943,657	2,250,800	1.9
EMCOR Group*	30,000	1,457,893	2,113,500	1.8
Harman International Industries	14,000	1,195,234	1,365,000	1.2
Qualcomm	66,000	565,548	3,001,020	2.6
Trimble Navigation*	70,000	1,783,023	2,280,600	1.9
	SUB-TOTAL	8,334,465	1,2508,640	10.7

Energy
BP plc ADS	29,544	$1,718,533	$1,945,177	1.7

(continued on next page)

9	November 30, 2005 Semi-Annual Report,

Growth Fund			INVESTMENTS
	Number of		Market	Percentage
Issue	Shares	Cost	Value	Of Assets

Energy
EnCana	40,000	$653,959	$1,772,800	1.5
Noble	26,000	1,237,835	1,873,820	1.6
Patterson-UTI Energy	45,000	1,069,722	1,405,800	1.2
	SUB-TOTAL	4,680,049	6,997,597	6.0

Food Production
Caribou Coffee*	30,000	311,280	304,200	0.3
Hansen Natural*	12,063	675,293	936,692	0.8
PepsiCo	34,000	1,833,332	2,012,800	1.7
Potash Corp of Saskatchewan	18,000	1,115,156	1,316,700	1.1
	SUB-TOTAL	3,935,061	4,570,392	3.9

Machinery
Crane	42,000	1,118,913	1,330,980	1.1
Manitowoc	25,000	834,933	1,252,500	1.1
	SUB-TOTAL	1,953,846	2,583,480	2.2
Medical
Affymetrix*	37,000	1,493,766	1,821,880	1.6
Amgen*	23,000	1,100,120	1,861,390	1.6
Barr Laboratories *	32,000	1,381,253	1,835,200	1.6
DENTSPLY International	28,000	1,436,590	1,557,360	1.3
Genentech*	20,000	616,224	1,912,400	1.6
Humana*	25,000	571,640	1,145,750	1.0
IMS Health	55,000	1,381,527	1,344,750	1.2
Johnson & Johnson	25,000	1,326,942	1,543,750	1.3
Lilly (Eli)	13,000	821,703	656,500	0.6
Novartis AG ADR	30,000	1,478,129	1,572,000	1.3
Novo-Nordisk A/S ADR	25,000	1,050,350	1,341,500	1.1
Oakley	55,000	870,098	884,400	0.8
Pharmaceutical Product Development	30,000	1,447,592	1,748,700	1.5%
Wyeth	20,000	894,955	831,200	0.7
Zimmer Holdings*	16,000	1,260,033	1,002,720	0.9
	SUB-TOTAL	17,130,922	21,059,500	18.1

Mining
Anglo-American plc ADR	65,000	1,753,733	2,073,500	1.8
Rio Tinto plc ADS	12,000	1,297,403	1,954,680	1.7
	SUB-TOTAL	3,051,136	4,028,180	3.5
Paper & Publishing
McGraw-Hill	34,000	1,257,489	1,803,700	1.5
Wiley (John) & Sons, Class A	30,000	820,270	1,228,800	1.0
	SUB-TOTAL	2,077,759	3,032,500	2.5

Retail
American Eagle Outfitters	15,000	$380,340	$341,400	0.3

(continued on next page)

November 30, 2005 Semi-Annual Report,	10

INVESTMENTS		Growth Fund

	Number of		Market	Percentage
Issue	Shares	Cost	Value	Of Assets

Retail (continued)
Bed Bath & Beyond*	36,000	$1,373,834	$1,533,600	1.3
Build-A-Bear Workshop*	40,000	988,730	1,140,000	1.0
PETsMART	40,000	1,104,359	952,800	0.8
Staples	60,000	1,351,275	1,386,000	1.2
	SUB-TOTAL	5,198,538	5,353,800	4.6

Tools
Regal-Beloit	20,000	472,967	705,800	0.6

Telecommunications
American Movil ADR	75,000	695,880	2,154,000	1.8
China Mobile (Hong Kong) Ltd.	65,000	1.507,421	1,591,850	1.4
Harris	50,000	1,927,610	2,229,000	1.9
	SUB-TOTAL	4,130,911	5,974,850	5.1
Transportation
LAN Airlines SA	30,000	283,182	1,105,500	0.9
Norfolk Southern	40,000	1,543,120	1,769,600	1.5
Supreme Industries	20,000	133,626	157,000	0.1
United Parcel Service- Class B	28,000	2,016,486	2,181,200	1.9
	SUB-TOTAL	3,976,414	5,213,300	4.4
Utilities-Electric
Avista	100,000	1,916,917	1,765,000	1.5

TOTAL INVESTMENTS		$80,505,603	$108,126,782	92.3
Other Assets (net of liabilities)			9,003,899	7.7
TOTAL NET ASSETS			$117,130,681	100.0

*Non-Income producing security	ADS- American Depositary Share	ADR - American Depositary Receipt

Top Ten Stocks as of November 30, 2005		Top Five Industries as of November 30,2005
% of Fund's net assets		% of Fund's net assets
Apple Computer	4.2	Medical	18.1
QUALCOMM	2.6	Computer Hardware	12.7
Business Objects SA ADS	2.4	Electronics	10.7
Trimble Navigation	1.9	Computer Software	6.4
Canon ADS	1.9	Energy	6.0
Harris	1.9
Advanced Micro Devices	1.9
United Parcel Service, Class B	1.9
America Movil ADR	1.8
EMCOR Group	1.8

11	November 30, 2005 Semi-Annual Report,

FINANCIAL HIGHLIGHTS					Growth Fund
Selected data per share of capital stock outstanding throughout each period:

	Six months ended		For Year Ended May 31,
	Nov. 30, 2005	2005	2004	2003	2002	2001
Net asset value at beginning of period	$15.51	$12.34	$10.01	$11.10	$12.61	$14.45
Income from investment operations
Net investment income	(0.06)*	(0.13)*	(0.11)	(0.11)	(0.12)	(0.11)
Net gains or losses on securities (both realized and unrealized)	2.25	3.30	2.44	(0.98)	(1.39)	(1.27)
Total from investment operations	2.19	3.17	2.33	(1.09)	(1.51)	(1.38)
Less distributions
Dividends (from capital gains)	-	-	-	-	-	(0.46)
Total distributions	-	-	-	-	-	(0.46)
Paid In Capital from early redemption penalties	0.00**	0.00**	-	-	-	-
Net asset value at end of period	$17.70	$15.51	$12.34	$10.01	$11.10	$12.61

Total return	14.12%	25.69%	23.28%	(9.82)%	(11.97)%	(9.89)%

Ratios / Supplemental Data
Net assets ($000), end of period	$117,131	$53,874	$32,778	$22,143	$23,965	$26,419
Ratio of gross expenses to average net assets
Before custodian fee waiver	0.73%	1.66%	1.75%	1.96%	1.74%	1.55%
After custodian fee waiver	0.72%	1.65%	1.73%	1.93%	1.73%	1.54%
Ratio of net investment income to average net assets	(0.35)%	(0.87)%	(1.00)%	(1.20%)	(1.09%)	(0.90)%

Portfolio turnover rate	7%	2%	13%	16%	8%	11%

Growth Fund		STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2005

Assets
Common stocks (cost $80,505,603)	$108,126,782
Cash	8,993,474
Dividends receivable	95,332
Total Assets		$117,215,588

Liabilities
Payable to affiliate	84,907
Total liabilities		84,907

Net Assets		$117,130,681

Fund shares outstanding		6,618,679

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	90,621,353
Accumulated net realized loss on investments	(1,111,851)
Unrealized net appreciation on investments	27,621,179
Net assets applicable to fund shares outstanding		$117,130,681

Net Asset Value, Offering and Redemption price per share		$17.70

(The accompanying notes are an integral part of these financial statements)

November 30, 2005 Semi-Annual Report	12

STATEMENT OF OPERATIONS		Growth Fund

		Semi-Annual period ended November 30, 2005
Investment income
Dividends (net of foreign taxes of $17,277)		$289,071
Miscellaneous income		339
	Gross investment income		$289,410

Expenses
Investment adviser and administration fees		368,461
Distribution fees		87,077
Shareowner servicing fees		46,750
Professional fees		15,463
Other expenses		13,546
Filing and registration fees		10,949
Chief Compliance Officer expenses		8,529
Printing and postage		6,526
Custodian fees		4,546
Total gross expenses		561,847
Less custodian fees waived		(3,721)
Net expenses			558,126
	Net investment loss		(268,716)

Net realized gain on investments
Proceeds from sales		5,225,203
Less cost of securities sold (based on identified cost )		4,611,500
	Realized net gain		613,703

Unrealized gain on investments
End of period		27,621,179
Beginning of period		17,517,551
Increase in unrealized gain for the period			10,103,628
	Net realized and unrealized gain on investments		10,717,331

Net increase in net assets resulting from operations			$10,448,615

Growth Fund	STATEMENT OF CHANGES IN NET ASSETS

	Period ended November 30, 2005	Year ended May 31,2005
INCREASE IN NET ASSETS
From operations
Net investment loss	$(268,716)	$(344,026)
Net realized gain (loss) on investments	613,703	(209,924)
Net increase in unrealized appreciation	10,103,628	9,692,759
Net increase in net assets	10,448,615	9,138,809

Fund share transactions
Proceeds from sales of shares	58,360,944	17,441,824
	-	-
Early redemption penalties retained	7,278	662
Cost of shares redeemed	(5,559,973)	(5,485,953)
Net increase in net assets from share transactions	52,808,249	11,956,533
Total increase in net assets	63,256,864	21,095,342

NET ASSETS
Beginning of period	53,873,817	32,778,475
End of period	$117,130,681	$53,873,817

Shares of the fund sold and redeemed
Number of shares sold	3,478,627	1,211,940

Number of shares redeemed	(333,792)	(393,911)

Net increase in number of shares outstanding	3,144,835	818,029

(The accompanying notes are an integral part of these financial statements)

November 30, 2005 Semi-Annual Report,	13

EXPENSES	Growth Fund

As an Amana Growth Fund shareowner, you incur ongoing costs, including management fees; distribution (or service) 12b-1 fees; and other Fund expenses. Unlike with many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. To discourage speculation, a penalty applies to redemption of shares held less than 30 days. You may also incur charges related to extra services requested by you for your account.

EXAMPLE
The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire period [Tuesday, June 1, 2005 to Wednesday, November 30, 2005].

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Amana Fund investments in Saturna Capital IRAs, ESAs, or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees or penalties, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different Funds.

	Beginning Account Value [Wednesday, June 1, 2005]	Ending Account Value [Wednesday, November 30, 2005]	Expenses Paid During Period*
Actual (1.912% return after expenses)	$1,000.00	$1,141.20	$7.73
Hypothetical (5% return before expenses)	$1,000.00	$1,035.60	$7.35

* Expenses are equal to Amana Growth Fund’s annualized expense ratio of 1.44% (based on the most recent semi-annual period of June 1, 2005 through November 30, 2005), multiplied by the average account value of $1,070.60 over the period, multiplied by 183/365 (to reflect the one-half year period).
14	November 30, 2005Semi-Annual Report,

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - Organization
Amana Mutual Funds Trust (the “Trust”) was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered under the Investment Company Act of 1940 as a no-load, open-end, diversified series management investment company. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created (the “Funds”). The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The investment objective of the Income Fund is current income and preservation of capital. The Growth Fund began operations on February 3, 1994. The investment objective of the Growth Fund is long-term capital growth.

Unaudited Information
The information in this interim report has not been subject to independent audit.

NOTE 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by the board of trustees.

Federal income taxes:
As a qualified investment company under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that they distribute their taxable income. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of taxable income to shareowners.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions purchase additional shares at net asset value on the payable date.

Other:
The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.
Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - Transactions with Affiliated Persons
Under a contract approved by shareowners, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to ..95% of its average daily net assets. For the six months ended November 30, 2005, Income Fund and Growth Fund paid advisory fee expenses of $218,052 and $368,461, respectively.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $29,607 and $46,750 for the Income and Growth Fund, respectively, for the six months ended November 30, 2005.

Saturna Brokerage Services (“SBS”, a subsidiary of Saturna Capital) is registered as a broker-dealer and distributes Fund shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution related activity. For the six months ended November 30, 2005 Income Fund and Growth Fund paid $52,183 and $87,077, respectively, to SBS. SBS is also the primary stockbrokerage used to effect portfolio transactions for the Trust. The adviser has undertaken to indefinitely waive SBS’ brokerage commissions entirely on Trust portfolio transactions.

The Fiqh Council of North America served as religious consultant to Saturna regarding Islamic principles until August 10, 2005. From its advisory fee, Saturna paid a consulting fee equal to .10% of the Trust’s average daily net assets. Consultant fees amounted to $26,628 for the period June 1, 2005 to August 10, 2005.

The independent trustees serve without compensation. The other officers are paid by Saturna Capital, and not the Trust. The trustees, officer’s families, and affiliates as a group owned 3.78% of the Income Fund’s and 1.20% of the Growth Fund’s outstanding shares on December 23, 2005. The Trust pays travel expenses for trustees attending meetings. Regulations require the Trust to designate a Chief Compliance Officer; Mr. Winship was retained by the Trust and paid $14,996, plus travel expenses, for the six months ended November 30, 2005.

NOTE 4 - Dividends
Income Fund qualified dividends from net investment income were $.1144 per share paid May 31, 2005 and $.171 per share paid December 31, 2005. Income Fund also paid a capital gains distribution of $.174 per share on December 31, 2005.
By policy, Growth Fund seeks to avoid paying income dividends. It paid no dividends in 2004 and 2005.

NOTE 5 - Investments
As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Income Fund
Capital gains 1,037,882
Unrealized appreciation 14,039,612

$15,077,494

Growth Fund
Capital loss carryforward (1,111,851)
Unrealized appreciation 27,621,179

$26,509,328

During the six months ended November 30, 2005, the Income Fund purchased $9,084,158 of securities and sold $2,394,517 of securities. The Growth Fund purchased $53,911,174 of securities and sold $5,225,203 of securities.

November 30, 2005 Semi-Annual Report,	15

NOTE 6 - Custody Credits
Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $2,064 and $3,721 for the Income Fund and Growth Fund, respectively, for the six months ended November 30, 2005.

RENEWAL OF INVESTMENT ADVISORY CONTRACT
On September 2, 2005, the Amana trustees approved continuation of the Funds’ investment advisory and administration contracts with Saturna Capital Corporation. In doing so, the trustees considered a number of factors and made specific determinations relevant to that approval.

In addition to information provided throughout the year, the trustees utilized a comparison of services, performance and fees for six Funds with roughly comparable objectives and sizes that the trustees had previously selected as a relevant peer group. The trustees found such information helpful in establishing expectations regarding Saturna’s performance and whether to continue the advisory contracts.

In their review, the trustees noted that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors. The trustees reviewed improvements in Saturna’s operations during the last year. An important factor in the consideration by the trustees was Saturna’s experience, ability and continued commitment to perform internally shareowner servicing, administration, accounting, marketing and distribution to maintain quality servicing at a reasonable expense.

The trustees also reviewed Morningstar and Lipper mutual Fund ratings, and found that the performance of each of the Funds, both in absolute numbers and relative to the peer group, was exceptional. Lipper ranked both Funds in the top 1% of their categories for return over the last 12 months. Lipper’s Leader Scorecard ranked Amana Growth in the top quintile (top 20%) of its category on total return, consistent return, and tax efficiency, and the middle quintile on preservation. Lipper’s Scorecard ranked Amana Income in the top quintile of its category on preservation and tax efficiency, and in the second quintile on total return and consistent return.

The trustees also noted that the Funds’ primary objective – making investments appropriate for Islamic investors – has consistently been done by Saturna Capital. They recognized this constraint impacts Fund performances relative to major market indices. They understood this specialized focus – compliance with Islamic Shariah – increases Saturna’s research expenses and obligations. They recognized Saturna’s increasing world-wide recognition for its Islamic investing experience.

The trustees reviewed the fees and expenses of the Funds. They noted that Saturna’s fees, which include administrative services, were fair and reasonable. They considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways work done for other accounts and services of Saturna benefits the Funds.

The trustees appreciated the substantial growth in Fund assets during the past year. They found the Funds’ expense ratios comparable to those of other Funds in their peer group and to be fair given the sizes of the Funds, services provided and expenses incurred. They noted this year’s material decrease in Fund expense ratios, and saw no need for advisory fee changes or breakpoints. The trustees also took into consideration Saturna’s avoidance of significant operational problems and its diligence in complying with increased investment company rules and regulations.

The trustees reviewed the profitability of the Funds to the adviser and considered whether there are any fallout benefits to Saturna Capital. The trustees recognized that Saturna is relatively small, with operational profit or loss dependent upon market cycles. It continues to invest in improvements in its operation and services, and seeks to improve compensation to attract and retain increasingly qualified, experienced and specialized staff. The trustees found no significant “fall out benefits” such as “soft dollars” that were of material benefit to Saturna. The trustees appreciated that Saturna Capital voluntarily waived brokerage commissions for Fund portfolio trades, effective January 1, 2005, which negatively impacts the profitability of Saturna’s discount brokerage subsidiary.

Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 888/73-AMANA; (b) on the Funds’ website at http://www.amanaFunds.com; and (c) on the SEC’s website at http://www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 888/73-AMANA; (b) on the Funds’ website at http://www.amanaFunds.com; and (c) on the SEC’s website at http://www.sec.gov.

Availability of Amana Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
(2) The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.
(3) The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
(4) The Funds’ make a complete schedule of portfolio holdings after the end of each month available to investors at http://www.amanaFunds.com.

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds.

Custodian: National City Bank
Distributor: Saturna Brokerage Services, Inc.
Investment Adviser, Administrator, Transfer Agent:

(Saturna Capital graphic omitted)

Saturna Capital
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

16	November 30, 2005 Semi-Annual Report,

CONTROLS AND PROCEDURES
(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 29, 2005, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

EXHIBITS
Exhibits included with this filing:

(a) Code of Ethics. (not required)

(b) Certifications.
(1) Nicholas Kaiser, President, Amana Mutual Funds Trust
(2) Christopher Fankhauser, Treasurer, Amana Mutual Funds Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: January 25, 2006

By:

/s/ Christopher Fankhouser
Christopher Fankhouser, Treasurer

Date: January 25, 2006